ADVERTISING (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		34 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Notes to Financial Statements
Advertising Expenses	$ 20	$ 50	$ 170	$ 521	$ 778